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MainStay MacKay Tax Free Bond Fund
MainStay MacKay Tax Free Bond Fund

MAINSTAY GROUP OF FUNDS

MainStay MacKay California Tax Free Opportunities Fund
MainStay MacKay High Yield Municipal Bond Fund

MainStay MacKay New York Tax Free Opportunities Fund

MainStay MacKay Tax Free Bond Fund

MainStay MacKay U.S. Infrastructure Bond Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated June 10, 2022 (“Supplement”) to the

MainStay Fixed Income and Mixed Asset Funds Summary Prospectuses and Prospectus,

each dated February 28, 2022, as supplemented,

and

Statement of Additional Information, dated February 28, 2022, as supplemented and amended (“SAI”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses, Prospectus and SAI. The information in this Supplement supersedes any conflicting information in the Summary Prospectus, Prospectuses and SAI.

The following changes are effective August 10, 2022:

1.	Fees and Expenses of the Funds and Examples. Each Fund’s fees and expenses table and example table are deleted in their entirety and replaced with the following, which have been restated to reflect a reduction in the Maximum Sales Charge imposed on purchases of Class A and Investor Class shares:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MainStay MacKay Tax Free Bond Fund	Class A		INVESTOR CLASS		Class B [1]	Class C	Class C2	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%		2.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[2]	none	[2]	5.00%	1.00%	1.00%	none	none
[1]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[2]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MainStay MacKay Tax Free Bond Fund		Class A	INVESTOR CLASS	Class B [2]	Class C	Class C2	Class I	Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	0.50%	0.50%	0.65%	none	none
Other Expenses		0.07%	0.10%	0.10%	0.10%	0.10%	0.07%	0.02%
Total Annual Fund Operating Expenses		0.73%	0.76%	1.01%	1.01%	1.16%	0.48%	0.43%
[1]	The management fee is as follows: 0.45% on assets up to $500 million; 0.425% on assets from $500 million to $1 billion; 0.40% on assets from $1 billion to $5 billion; 0.39% on assets from $5 billion to $7 billion; 0.38% on assets from $7 billion to $9 billion; and 0.37% on assets over $9 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC under a separate fund accounting agreement. This fund accounting services fee amounted to 0.01% of the Fund's average daily net assets.
[2]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

Assuming redemption at end of period
Expense Example - MainStay MacKay Tax Free Bond Fund - USD ($)	Class A	INVESTOR CLASS	Class B	Class C	Class C2	Class I	Class R6
1 Year	$ 372	$ 326	$ 603	$ 203	$ 218	$ 49	$ 44
3 Years	526	487	622	322	368	154	138
5 Years	694	662	758	558	638	269	241
10 Years	$ 1,179	$ 1,169	$ 1,166	$ 1,166	$ 1,297	$ 604	$ 542

Assuming no redemption
Expense Example No Redemption - MainStay MacKay Tax Free Bond Fund - USD ($)	Class B	Class C	Class C2
1 Year	$ 103	$ 103	$ 118
3 Years	322	322	368
5 Years	558	558	638
10 Years	$ 1,166	$ 1,166	$ 1,297

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.